Assets for Rights of Use and Lease Liabilities - Summary of Carrying Amounts of Right of Use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 18,504	€ 3,845
Additions	8,699	16,423
Business combinations	1,224
Depreciation for the year	(3,397)	(1,762)
Translation differences	411	(2)
Others	(553)
Ending balance	24,888	18,504
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	16,819	2,978
Additions	7,877	15,060
Business combinations	402
Depreciation for the year	(2,560)	(1,217)
Translation differences	413	(2)
Others	(553)
Ending balance	22,398	16,819
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	966	429
Additions	758	860
Depreciation for the year	(527)	(323)
Translation differences	(2)
Ending balance	1,195	966
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	719	438
Additions	64	503
Business combinations	822
Depreciation for the year	(310)	(222)
Ending balance	€ 1,295	€ 719